Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net cash provided by / (used in) operating activities
Net cash provided by / (used in) operating activities	$ 4,637	$ (844)
Cash flows from investing activities:
Vessels' acquisitions and improvements	(7)	(63,261)
Advances for vessel acquisition from third parties	0	(1,782)
Lease prepayments and other initial direct costs	(3,750)	(10,733)
Net cash used in investing activities	(3,757)	(75,776)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants exercises, net of underwriters fees and commissions	0	1,883
Payments for repurchase of common stock	(43)	(193)
Proceeds from long-term debt and other financial liabilities	13,800	24,500
Payments of financing and stock issuance costs	(745)	(425)
Payments of finance lease liabilities	(1,917)	(767)
Dividends paid	(1,303)	(8,040)
Repayments of long-term debt and other financial liabilities	(17,437)	(2,988)
Net cash (used in) / provided by financing activities	(7,645)	13,970
Net decrease in cash and cash equivalents and restricted cash	(6,765)	(62,650)
Cash and cash equivalents and restricted cash at beginning of period	14,501	69,932
Cash and cash equivalents and restricted cash at end of period	7,736	7,282
Cash paid during the period for:
Interest paid	3,956	2,536
Noncash investing activities:
Vessels' improvements and acquisitions	0	(780)
Right-of use asset and initial direct costs	0	(15,533)
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid	(676)	(667)
Financing and stock issuance stocks	$ (45)	$ (135)